Profit/(loss) on disposal of subsidiaries, associates and joint ventures	12 Months Ended
Dec. 31, 2018
Profit/(loss) on disposal of subsidiaries, associates and joint ventures
Profit/(loss) on disposal of subsidiaries, associates and joint ventures

The notes included in this section focus on the results and performance of the Barclays Bank Group. Information on the segmental performance, income generated, expenditure incurred, tax, and dividends are included here. For further detail on performance, please see Strategic Report on page 00.